Equipment (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022
Accumulated depreciation
Depreciation	$ (17)	$ (135)	$ (127)	$ (319)
Equipment
Cost
Opening balance	39	9	39
Additions		4
Closing balance	9	13	39	39
Accumulated depreciation
Opening balance	(28)	0	(20)
Depreciation		(3)	(8)
Closing balance	0	(3)	(28)	(20)
Net book value	9	10	$ 11	$ 19	$ 9
Equipment | Predecessor
Cost
Opening balance		39
Closing balance	39
Accumulated depreciation
Opening balance		(28)
Closing balance	(28)
Net book value	11
Equipment | Fresh Start Adjustments
Cost
Opening balance		(30)
Closing balance	(30)
Accumulated depreciation
Opening balance		$ 28
Closing balance	28
Net book value	$ (2)